Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes Of Inventories [Abstract]
Schedule of Inventories	2022 2021 Uranium Concentrate $ 537,426 $ 319,257 Broken ore 46,703 46,324 584,129 365,581 Fuel services 80,144 43,549 Other 425 391 Total $ 664,698 $ 409,521